Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Summary of inventories

	2022 US$m	2021 US$m
Raw materials and purchased components	1,235	870
Consumable stores	1,327	1,142
Work in progress	2,086	1,736
Finished goods and goods for resale	1,768	1,884
Total inventories	6,416	5,632
Comprising:
Expected to be used within one year	6,213	5,436
Expected to be used after more than one year	203	196
Total inventories	6,416	5,632